BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash consideration	$ 53,700
Stock consideration	60,900
Payments for Merger Related Costs		$ 2,600
Total assets acquired	74,900	185,800
Total liabilities assumed	18,400	125,894	$ 0	$ 18,380
Business Combination, Acquired Direct Financing Lease Receivable		42,300
Business Combination, Acquired Receivables, Gross Contractual Amount		73,900
Goodwill	57,500	62,978	$ 0	$ 57,520
Bannockburn [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 114,600
Summit Funding Group, Inc.
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		127,100
Cash consideration		113,500
Stock consideration		10,000
Business Combination, Contingent Consideration, Asset		$ 3,600